LETTERS OF CREDIT	12 Months Ended
Dec. 28, 2013
Letter Of Credit [Abstract]
Letter Of Credit [Text Block]
9. LETTERS OF CREDIT

In connection with the leasing of office space, the Company provides security deposits in the form of two irrevocable letters of credit with financial institutions for the benefit of the respective landlords. As of December 28, 2013 and December 29, 2012, the required, total collateral amount was $102,000 and $144,000, respectively. The collateral deposited for these letters of credit is included in "Other Noncurrent  Assets" on the Company's Consolidated Balance Sheets as of December 28, 2013 and December 29, 2012. No obligation has been recorded in connection with the letters of credit on the Company's Consolidated Balance Sheets as of December 28, 2013 and December 29, 2012.